Client Name:
Client Project Name:	SEMT 2026-11_AssetCo
Start - End Dates:	4/16/2026 - 8/21/2026
Deal Loan Count:	246

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER111	Ownership seasoning does not meet minimum per guidelines	1
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	Credit/Mtg History	CRDCRMH118	Mortgage/rental lates exceed guidelines	1
Credit	Credit/Mtg History	CRDCRMH150	Tradelines do not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	3
Credit	Income/Employment	CRDINC2488	Verbal verification of employment missing	1
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	1
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	1
Credit	Assets	CRDAST115	Cash reserves do not meet guidelines	1
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	1
Property Valuations	Property	PRVAPROP871	Property Location unacceptable under guidelines	1
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - XXX Form Used in Refinance With Original Creditor	1
Compliance	RESPA	CMPRESPA2698	RESPA - List of homeowners counseling organizations not in file	2
Compliance	RESPA	CMPRESPA863	RESPA: Required Affiliate Business Disclosure missing	6
Total				22

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